Federal Income Taxes (Federal Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit), continuing operations [Abstract]
Current	$ (24)	$ 20	$ (59)
Deferred	(413)	717	3
Federal income tax expense (benefit)	$ (437)	$ 737	$ (56)